Summary of Cumulative Credit Losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other-Than-Temporary Impairment Losses on Debt Securities
Cumulative credit losses at beginning of year	[1]	$ (224)	$ (254)	$ (272)
New credit losses		(22)	(1)	(2)
Incremental credit losses				(4)
Losses related to securities included in the beginning balance sold or paid down during the period		51	31	24
Cumulative credit losses at end of year	[1]	$ (195)	$ (224)	$ (254)

[1]	Cumulative credit losses are defined as amounts related to the Company's credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.